UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2012

Check here if Amendment [   ]     Amendment Number: _______

Institutional Investment Manager Filing this Report:

Name:        Coronation  Asset Management (Pty) Ltd.

Address:     7th Floor, MontClare Centre, Cnr Main and Campground Rd,
             Claremont
             Cape Town, South Africa

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anton Clarence Pillay

Title: Director of Coronation Management Company (RF) PTY Limited, Investment Manager of the Filer

Phone:     (27) 21 680 2000

Signature, Place, and Date of Signing:

/s/ Anton Clarence Pillay    Cape Town, South Africa        February 14, 2013
-------------------------    -----------------------        -----------------
[Signature]                  [City, State]                  [Date]

Report Type:

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:     $462,496 (in thousands)

List of Other Included Managers:     NONE

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                                                           Form 13F Information Table


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Column 1                     Column 2         Column 3  Column 4            Column 5      Column 6   Column 7           Column 8

                             Title of                                                                                   Voting
                                                        Value     Shares or SH/      PUT/ Investment Other              Authority
                                                                  Principal
Name of Issuer               Class            Cusip     (x$1,000) Amount    PRN      CALL Discretion Managers Sole      Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                    COM              037833100   17,391     32,680               Sole       None        32,680
EMBOTELLADORA ANDINA         SPON ADR A       29081P204    3,541    118,262               Sole       None       118,262
AMAZON.COM INC               COM              023135106    3,399     13,550               Sole       None        13,550
ARCOS DORADOS HOLDINGS INC   SHS CL A         G0457F107   66,900  5,593,618               Sole       None     5,593,618
ANGLOGOLD ASHANTI            SPON ADR         035128206    4,129    131,610               Sole       None       131,610
BAIDU INC                    SPON ADR REP A   056752108   55,947    557,850               Sole       None       557,850
BERKSHIRE HATHAWAY INC, DEL  CL B NEW         084670702      897     10,000               Sole       None        10,000
BANCO SANTANDER BRASIL       ADS REP 1 UNIT   05967A107       81     11,100               Sole       None        11,100
BLACKSTONE GROUP LP          COM UNIT LTD     09253U108   14,552    933,400               Sole       None       933,400
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A 20440T201   24,090    542,690               Sole       None       542,690
COLGATE-PALMOLIVE CO         COM              194162103   19,613    187,610               Sole       None       187,610
COGNIZANT TECH SOLUTIONS     CL A             192446102   21,965    297,300               Sole       None       297,300
CVS CAREMARK CORP            COM              126650100      215      4,440               Sole       None         4,440
DISNEY WALT CO               COM DISNEY       254687106   13,042    261,950               Sole       None       261,950
DIRECTV                      COM              25490A309   10,388    207,100               Sole       None       207,100
FORTRESS INVESTMENT GRP      CL A             34958B106    1,992    453,800               Sole       None       453,800
GANNETT INC                  COM              364730101    3,226    179,100               Sole       None       179,100
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    9,153    197,310               Sole       None       197,310
GUESS INC                    COM              401617105    5,317    216,650               Sole       None       216,650
GOOGLE INC                   CL A             38259P508   15,018     21,230               Sole       None        21,230
MASTERCARD INC               CLASS A          57636Q104   13,397     27,270               Sole       None        27,270
MCDONALD'S CORP              COM              580135101    8,878    100,650               Sole       None       100,650
MONDELEZ INTERNATIONAL INC   CL A             609207105   33,259  1,306,690               Sole       None     1,306,690
MICROSOFT CORP               COM              594918104    5,454    204,190               Sole       None       204,190
PRICELINE COM INC            COM NEW          741503403   13,890     22,390               Sole       None        22,390
PROMOTORA DE INFORMACIONES S ADR CL B CONV    74343G303      167    157,500               Sole       None       157,500
PROMOTORA DE INFORMA         ADR CL A SHS     74343G204       32     27,562               Sole       None        27,562
RALPH LAUREN CORP            CL A             751212101    4,498     30,000               Sole       None        30,000
THERMO FISHER SCIENTIFIC INC COM              883556102    5,332     83,600               Sole       None        83,600
VISA INC                     COM CL A         92826C839   11,094     73,190               Sole       None        73,190
YUM BRANDS INC               COM CL A         988498101   75,639  1,139,140               Sole       None     1,139,140


                                                         462,496
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